Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Current
Federal
State
Total current
Federal	4,422,000	2,994,000
State	737,000	499,000
Total deferred	5,159,000	3,493,000
Change in valuation allowance	(5,159,000)	(3,493,000)
Income Tax Expense (Benefit), Total